Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Vanguard Charlotte Funds
Prospectus Date	rr_ProspectusDate	Nov. 12, 2018
Document Creation Date	dei_DocumentCreationDate	Nov. 13, 2018